Related Party Disclosures	12 Months Ended
Dec. 31, 2023
Related Party Disclosures [Abstract]
Related party disclosures

26. Related party disclosures

Note 7 provides information about the Group’s structure, including details of the subsidiaries. The following table provides the total amount of transactions that are entered into with related parties for the relevant financial years.

		Interest income on net investments in subleases	Revenue from a related party	Acquisition of a subsidiary	Copyright expenses
		RMB’000	RMB’000	RMB’000	RMB’000
Shareholder of the Company	2023	—	—	—	—
	2022	—	—	174,944	—
	2021	—	—	—	—
BMF Culture*	2023	—	—	—	—
	2022	23	—	—	—
	2021	—	—	—	—
Naxos^	2023	—	—	—	7,861
	2022	—	—	—	5,203
	2021	—	—	—	7,743

*	A director of the Company is the controlling shareholder of Rosenkavalier, the parent company of BMF Culture. BMF Culture became a subsidiary of the Group since February 29, 2020. Further details are disclosed in note 8 to the consolidated financial statements.

^	Naxos refers to Naxos Global Distribution Limited, Naxos Rights International Limited and their affiliates and subsidiaries, of which a director of the Company is the controlling shareholder.

Outstanding balances at December 31, 2023 and 2022 are unsecured and interest-free and repayable on demand. There have been no guarantees provided or received for any related party receivables or payables

		Net investments in subleases	Due from related parties/ shareholders	Due to related parties/ shareholders
		RMB’000	RMB’000	RMB’000
Naxos One Holding Limited (Former Name: Shigoo Limited)#	2023	—	303	531
	2022	—	304	488
Shareholders of the Company	2023	—	1,913	12,566
	2022	—	99	325
Hoi Tung Chan^	2023	—	—	—
	2022	—	2,073	—

#	A director of the Company is the controlling shareholder of Naxos One Holding Limited. The amount due from Naxos One Holding Limited was unsecured, interest-free and repayable on demand, while the amount due to Naxos One Holding Limited was unsecured, interest-free and repayable within one year.

^	Hoi Tung Chan was the Chief Financial Officer of Kuke Music Holding Limited, who resigned its position on 12th May, 2023. The amount due from Hoi Tung Chan was unsecured, interest-free and repayable on demand.

The following table provides compensation of key management personnel of the Group:

	2023	2022	2021
	RMB’000	RMB’000	RMB’000
Short term employee benefits	3,652	4,239	7,833
Equity-settled share-based payment expenses	1,919	9,002	30,650
Post employment benefits	594	552	518
Total compensation paid to key management personnel	6,165	13,793	39,001

The amounts disclosed in the table are the amounts recognised as an expense during the reporting periods related to key management personnel.